Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The effective grant date for equity awards to members of our Board is typically the day following our Annual Meeting of Stockholders. For grants to our NEOs, the effective date is the day approved by the Compensation Committee, typically in March of each year. Eligible employees, including our NEOs, may voluntarily enroll in our Employee Stock Purchase Plan (“ESPP”) and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally the last trading day in June and December. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.
Award Timing Method	The effective grant date for equity awards to members of our Board is typically the day following our Annual Meeting of Stockholders. For grants to our NEOs, the effective date is the day approved by the Compensation Committee, typically in March of each year. Eligible employees, including our NEOs, may voluntarily enroll in our Employee Stock Purchase Plan (“ESPP”) and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The effective grant date for equity awards to members of our Board is typically the day following our Annual Meeting of Stockholders. For grants to our NEOs, the effective date is the day approved by the Compensation Committee, typically in March of each year.The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false